Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	¥ 1,783,224
Impairment charge	(15,367)	¥ (13,419)	¥ (29,925)
At end of the year	1,452,091	1,783,224
Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	3,985,598	3,741,441
Additions	203,875	298,678
Disposals or write offs	(518,511)	(66,931)
Currency translation differences	(22,932)	12,410
At end of the year	3,648,030	3,985,598	3,741,441
Accumulated amortization, including impairment losses [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	(2,202,374)	(2,032,053)
Charge for the year and others	(205,183)	(193,372)
Impairment charge	(15,367)	(13,419)
Disposals or write offs or transfers	212,160	41,369
Currency translation differences	14,825	(4,899)
At end of the year	(2,195,939)	(2,202,374)	(2,032,053)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	144,231
At end of the year	138,049	144,231
Buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	252,174	237,038
Additions	3,620	1,330
Transfers	16,827	21,265
Disposals or write offs	(22,910)	(7,605)
Currency translation differences	(763)	146
At end of the year	248,948	252,174	237,038
Buildings [member] | Accumulated amortization, including impairment losses [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	(107,943)	(100,767)
Charge for the year and others	(11,005)	(11,402)
Impairment charge	(214)	(237)
Disposals or write offs or transfers	7,948	4,532
Currency translation differences	315	(69)
At end of the year	(110,899)	(107,943)	(100,767)
Oil and gas properties [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	831,814
At end of the year	813,888	831,814
Oil and gas properties [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	2,261,203	2,113,366
Additions	1,044	5,990
Transfers	152,389	174,749
Disposals or write offs	(39,497)	(40,253)
Currency translation differences	(19,214)	7,351
At end of the year	2,355,925	2,261,203	2,113,366
Oil and gas properties [member] | Accumulated amortization, including impairment losses [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	(1,429,389)	(1,312,907)
Charge for the year and others	(136,433)	(128,859)
Impairment charge	(13,908)	(11,562)
Disposals or write offs or transfers	24,234	28,241
Currency translation differences	13,459	(4,302)
At end of the year	(1,542,037)	(1,429,389)	(1,312,907)
Equipment and machinery [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	537,846
At end of the year	258,295	537,846
Equipment and machinery [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	1,153,616	1,102,423
Additions	8,425	6,111
Transfers	23,618	52,449
Disposals or write offs	(438,169)	(7,528)
Currency translation differences	(1,086)	161
At end of the year	746,404	1,153,616	1,102,423
Equipment and machinery [member] | Accumulated amortization, including impairment losses [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	(615,770)	(570,120)
Charge for the year and others	(45,912)	(50,360)
Impairment charge	(113)	(1,159)
Disposals or write offs or transfers	173,196	5,945
Currency translation differences	490	(76)
At end of the year	(488,109)	(615,770)	(570,120)
Motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	7,201
At end of the year	5,426	7,201
Motor vehicles [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	27,148	27,911
Additions	1,419	1,325
Transfers		0
Disposals or write offs	(5,661)	(2,096)
Currency translation differences	(49)	8
At end of the year	22,857	27,148	27,911
Motor vehicles [member] | Accumulated amortization, including impairment losses [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	(19,947)	(20,276)
Charge for the year and others	(1,260)	(1,386)
Impairment charge	0	(4)
Disposals or write offs or transfers	3,739	1,724
Currency translation differences	37	(5)
At end of the year	(17,431)	(19,947)	(20,276)
Other [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	13,063
At end of the year	13,077	13,063
Other [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	36,155	34,080
Additions	776	752
Transfers	12,169	1,234
Disposals or write offs	(3,340)	(549)
Currency translation differences	(746)	638
At end of the year	45,014	36,155	34,080
Other [member] | Accumulated amortization, including impairment losses [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	(23,092)	(21,714)
Charge for the year and others	(10,573)	(1,365)
Impairment charge	(837)	(38)
Disposals or write offs or transfers	2,031	436
Currency translation differences	534	(411)
At end of the year	(31,937)	(23,092)	(21,714)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	249,069
At end of the year	223,356	249,069
Construction in progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	255,302	226,623
Additions	188,591	283,170
Transfers	(205,003)	(249,697)
Disposals or write offs	(8,934)	(8,900)
Currency translation differences	(1,074)	4,106
At end of the year	228,882	255,302	226,623
Construction in progress [member] | Accumulated amortization, including impairment losses [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	(6,233)	(6,269)
Impairment charge	(295)	(419)
Disposals or write offs or transfers	1,012	491
Currency translation differences	(10)	(36)
At end of the year	¥ (5,526)	¥ (6,233)	¥ (6,269)